Inventory (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Raw materials	$ 70,886	$ 79,090	$ 15,216
Finished goods	1,731,023	1,091,007	532,943
Total	$ 1,801,909	$ 1,170,097	$ 548,159